Fair value measurements - Change in fair value of liabilities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value as of beginning period	$ 0
Liability recognized due to the CRIS Business Combination	35,654,000
Transfer to Level 1	(7,065,000)
Change in fair value of liability	(19,742,000)
Fair value as of ending period	8,847,000
Changes in Fair Value of Earnout Liabilities [Roll Forward]
Fair value as of beginning period	0
Liability recognized due to the CRIS Business Combination	18,278,000
Liability settled through equity	(10,853,000)
Fair Value Adjustment of Earnout Liability	(2,214,000)
Fair value as of ending period	$ 5,211,000